Borrowings - Additional Information (Detail)								1 Months Ended			3 Months Ended											12 Months Ended
		May 31, 2018 USD ($) Trust		Dec. 20, 2017 USD ($)	May 09, 2017 USD ($)	Dec. 09, 2013 USD ($)	Dec. 03, 2013 $ / shares	May 31, 2018 USD ($) Trust		Apr. 30, 2018 $ / shares	May 31, 2018 USD ($) Trust $ / shares		Feb. 28, 2018 $ / shares	Nov. 30, 2017 $ / shares	Aug. 31, 2017 $ / shares	May 31, 2017 USD ($) $ / shares		Feb. 28, 2017 $ / shares	Nov. 30, 2016 $ / shares	[2]	Aug. 31, 2016 $ / shares	May 31, 2018 USD ($) Trust $ / shares		May 31, 2017 USD ($) $ / shares		May 31, 2016 $ / shares	May 31, 2015 USD ($)	Mar. 31, 2017	Mar. 02, 2017 USD ($)	May 29, 2015 USD ($)
Debt Instrument [Line Items]
Maturities of long-term debt in 2019		$ 3,500,000						$ 3,500,000			$ 3,500,000											$ 3,500,000
Maturities of long-term debt in 2020		689,300,000						689,300,000			689,300,000											689,300,000
Maturities of long-term debt in 2021		196,900,000						196,900,000			196,900,000											196,900,000
Maturities of long-term debt in 2022		0						0			0											0
Maturities of long-term debt in 2023		296,900,000						296,900,000			296,900,000											296,900,000
Maturities of long-term debt thereafter		1,011,100,000						1,011,100,000			1,011,100,000											1,011,100,000
Credit facility, available liquidity		762,400,000						762,400,000			762,400,000											762,400,000
Liquidity available		$ 1,010,000,000						$ 1,010,000,000			$ 1,010,000,000											$ 1,010,000,000
Consolidated indebtedness		57.10%						57.10%			57.10%					59.30%						57.10%		59.30%
Issuance of note		$ 205,000,000						$ 205,000,000			$ 205,000,000					$ 205,000,000						$ 205,000,000		$ 205,000,000
Repayments of unsecured senior notes																						450,000,000
Credit facility borrowing potential maximum capacity		1,000,000,000						1,000,000,000			1,000,000,000											1,000,000,000					$ 1,000,000,000
Amount funded for trust as per agreement		$ 450,000,000						450,000,000			$ 450,000,000											$ 450,000,000
Remaining trust payment prepaid								$ 123,600,000
Number of remaining trust payments due | Trust		0						0			0											0
Outstanding balance		$ 0						$ 0			$ 0											$ 0
Debt instrument, conversion rate							18.8905															19.159777
Convertible notes, initial conversion price per share | $ / shares							$ 52.94
Initial conversion price, conversion premium percentage							37.00%
Last reported sale price of RPM common stock | $ / shares							$ 38.64
Dividends Per Share | $ / shares											$ 0.320	[1]	$ 0.320	$ 0.320	$ 0.300	$ 0.300		$ 0.300	$ 0.300		$ 0.275	$ 1.260		$ 1.175		$ 1.085
Convertible Notes
Debt Instrument [Line Items]
Debt, interest rate						2.25%
Note Interest payment frequency, term																						Interest on the Convertible Notes semi-annually on June 15th and December 15th of each year
Notes maturity date						2020
Dividends Per Share | $ / shares										$ 0.24
Debt instrument, effective interest rate		3.92%						3.92%			3.92%											3.92%
Contractual interest																						$ 4,600,000		$ 4,600,000
Amortization of debt discount premium																						$ 3,000,000		$ 2,900,000
Debt discount remaining amortized period																						2 years 6 months
Unamortized debt discount		$ 8,100,000						$ 8,100,000			$ 8,100,000											$ 8,100,000
Carrying amount of the equity component of debt		$ 20,700,000						20,700,000			20,700,000											20,700,000
Margin
Debt Instrument [Line Items]
Interest rate margin		0.70%
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, available liquidity		$ 562,400,000						$ 562,400,000			$ 562,400,000											$ 562,400,000
Unsecured senior notes , maturity date	[3]																					Dec. 05, 2019		Dec. 05, 2019
Credit facility borrowing maximum capacity																											$ 800,000,000
Credit facility expiration date																											Dec. 05, 2019
Interest coverage ratio		740.00%						740.00%			740.00%											740.00%
Leverage ratio																						56.90%
Unsecured 4.25% notes due January 15, 2048
Debt Instrument [Line Items]
Issuance of note		$ 300,000,000		$ 300,000,000				$ 300,000,000			$ 300,000,000											$ 300,000,000
Debt, interest rate		4.25%	[4]	4.25%				4.25%	[4]		4.25%	[4]										4.25%	[4]
Unsecured senior notes , maturity date	[4]																					Jan. 15, 2048
Note Interest payment frequency, term																						Interest on the 2048 Notes accrues from December 20, 2017 and is payable semiannually in arrears on January 15th and July 15th of each year, beginning July 15, 2018, at a rate of 4.250% per year.
Debt instrument, effective interest rate		4.25%						4.25%			4.25%											4.25%
Unsecured 6.50% senior notes due February 15, 2018
Debt Instrument [Line Items]
Debt, interest rate				6.50%
Repayments of unsecured senior notes				$ 250,000,000
Unsecured senior notes , maturity date																						Feb. 15, 2018
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Issuance of note		$ 250,000,000						$ 250,000,000			$ 250,000,000					$ 250,000,000						$ 250,000,000		$ 250,000,000					$ 50,000,000	$ 250,000,000
Debt, interest rate		5.25%	[5]					5.25%	[5]		5.25%	[5]				5.25%	[5]					5.25%	[5]	5.25%	[5]				5.25%	5.25%
Unsecured senior notes , maturity date	[5]																					Jun. 01, 2045		Jun. 01, 2045
Note Interest payment frequency, term																						Interest on the 2045 Notes is payable semiannually in arrears on June 1st and December 1st of each year at a rate of 5.250% per year
Debt instrument, effective interest rate		5.29%						5.29%			5.29%											5.29%						4.839%
Amortization of debt discount premium																						$ 1,400,000		$ 1,500,000
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Issuance of note		$ 400,000,000						$ 400,000,000			$ 400,000,000					$ 400,000,000						$ 400,000,000		$ 400,000,000					$ 400,000,000
Debt, interest rate		3.75%	[6]					3.75%	[6]		3.75%	[6]				3.75%	[6]					3.75%	[6]	3.75%	[6]				3.75%
Unsecured senior notes , maturity date	[6]																					Mar. 15, 2027		Mar. 15, 2027
Note Interest payment frequency, term																						Interest on the 2027 Notes is payable semiannually in arrears on March 15th and September 15th of each year, at a rate of 3.750% per year
Debt instrument, effective interest rate		3.767%						3.767%			3.767%											3.767%
Amortization of debt discount premium																						$ 500,000		$ 500,000
Issuance of Debt | Maximum
Debt Instrument [Line Items]
Consolidated indebtedness		65.00%						65.00%			65.00%											65.00%
Issuance of Debt | Minimum
Debt Instrument [Line Items]
Interest coverage ratio		350.00%						350.00%			350.00%											350.00%
New Accounts Receivable Securitization Facility
Debt Instrument [Line Items]
Debt maturity period					3 years
Accounts receivable from securitization					$ 200,000,000
Accounts Receivable Securitization Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity					$ 200,000,000
Accounts Receivable Securitization Facility | Maximum
Debt Instrument [Line Items]
Monthly unused commitment fee		0.30%
Accounts Receivable Securitization Facility | Minimum
Debt Instrument [Line Items]
Monthly unused commitment fee		0.50%
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt, interest rate		2.25%						2.25%			2.25%					2.25%						2.25%		2.25%
Unsecured senior notes , maturity date																						Dec. 15, 2020		Dec. 15, 2020
Unsecured 2.25% senior convertible notes due December 15, 2020 | Convertible Notes
Debt Instrument [Line Items]
Issuance of note						$ 205,000,000

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note C, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East and $15.0 million in severance expense across all three reportable segments.
[3]	Interest was tied to AUD LIBOR at May 31, 2018, and averaged 2.925% for AUD denominated debt ($23,309) and 0.675% on EUR denominated debt ($213,708). Interest was tied to AUD LIBOR at May 31, 2017, and averaged 2.705% for AUD denominated debt ($17,311), 1.075% on EUR denominated debt ($183,012). At May 31, 2018 and 2017, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $1.2 million and $2.0 million, respectively.
[4]	The $300.0 million face amount of the notes due 2048 is adjusted for the debt issuance cost, net of amortization, which approximated $3.6 million at May 31, 2018. The effective interest rate on the notes is 4.25%.
[5]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.4 million and $1.5 million at May 31, 2018 and 2017, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.0 million and $3.1 million at May 31, 2018 and 2017, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.1 million and $3.2 million, respectively.
[6]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount, which approximated $0.5 million at May 31, 2018 and 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.767%. At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.4 million and $3.8 million, respectively.